UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2527

DWS Money Funds

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2006 (Unaudited)

DWS Money Market Prime Series

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 34.7%
ABN AMRO Bank NV, 5.36%, 1/11/2007	20,000,000	19,999,938
Banco Bilbao Vizcaya Argentiria SA:
4.77%, 11/20/2006	11,400,000	11,400,174
4.84%, 1/31/2007	10,000,000	9,999,157
Bank of Tokyo-Mitsubishi-UFJ, Ltd., 5.36%, 4/23/2007	30,000,000	30,000,000
Barclays Bank PLC, 5.33%, 1/16/2007	70,000,000	70,000,000
Calyon, 5.32%, 4/27/2007	15,000,000	15,000,000
Citibank NA, 5.44%, 11/3/2006	40,000,000	40,000,000
Credit Agricole SA:
5.33%, 3/13/2007	30,000,000	29,998,924
5.53%, 12/27/2006	65,000,000	65,013,466
HBOS Treasury Services PLC:
5.31%, 12/29/2006	20,000,000	20,000,000
5.34%, 12/7/2006	60,000,000	60,000,000
5.36%, 11/24/2006	30,000,000	30,000,000
5.37%, 11/13/2006	50,000,000	50,000,086
HSH NordBank AG:
5.35%, 4/13/2007	44,500,000	44,500,000
5.45%, 11/7/2006	50,000,000	50,000,000
KBC Bank NV, 5.33%, 1/16/2007	45,000,000	45,000,469
Landesbank Baden Wurttemberg:
5.32%, 1/5/2007	35,000,000	35,000,000
5.355%, 4/13/2007	20,000,000	20,000,441
Mizuho Corporate Bank:
5.33%, 1/4/2007	30,000,000	30,000,000
5.35%, 1/26/2007	15,000,000	15,000,354
5.375%, 11/27/2006	20,000,000	20,000,000
5.375%, 11/30/2006	35,000,000	35,000,139
5.46%, 11/6/2006	47,000,000	47,000,032
Natexis Banque Populaires:
4.787%, 1/23/2007	40,000,000	39,916,818
5.0%, 2/9/2007	25,000,000	25,000,000
Nationwide Building Society, 5.32%, 1/4/2007	20,000,000	20,000,000
Norddeutsche Landesbank Girozentrale, 5.33%, 1/22/2007	35,000,000	35,000,000
Norinchukin Bank, 5.34%, 12/28/2006	45,000,000	45,000,000
Northern Rock PLC, 5.34%, 1/31/2007	15,000,000	15,000,000
Societe Generale:
4.79%, 11/17/2006	25,000,000	25,000,519
5.35%, 4/19/2007	20,000,000	19,998,721
5.43%, 12/11/2006	30,000,000	30,001,309
5.43%, 2/5/2007	20,000,000	20,002,344
Toronto Dominion Bank, 5.45%, 10/25/2007	16,000,000	16,000,000
UBS AG, 5.3%, 11/13/2006	60,000,000	60,000,000
UniCredito Italiano SpA, 5.4%, 3/14/2007	25,000,000	25,000,000
Wells Fargo Bank, NA, 4.79%, 1/17/2007	20,000,000	20,001,581

Total Certificates of Deposit and Bank Notes (Cost $1,188,834,472)		1,188,834,472
Commercial Paper** 24.7%
Alliance & Leicester PLC, 5.25%, 11/29/2006	20,000,000	19,918,333
AT&T, Inc., 5.27%, 11/7/2006	17,000,000	16,985,068

Bank of America Corp., 5.37%, 11/9/2006	59,300,000	59,229,235
Cancara Asset Securitization LLC, 5.255%, 1/22/2007	39,638,000	39,163,544
CC (USA), Inc., 5.26%, 1/23/2007	9,000,000	8,890,855
Cedar Springs Capital Company LLC, 5.29%, 12/18/2006	25,138,000	24,964,387
Depfa Bank PLC, 5.255%, 11/22/2006	25,000,000	24,923,365
Dorada Finance, Inc.:
5.23%, 3/9/2007	15,000,000	14,721,067
5.26%, 1/29/2007	13,000,000	12,830,949
Galleon Capital LLC, 5.26%, 1/24/2007	35,000,000	34,570,433
Giro Funding US Corp., 5.29%, 1/22/2007	35,000,000	34,578,269
Irish Life & Permanent PLC:
5.27%, 12/11/2006	25,000,000	24,853,611
5.27%, 12/21/2006	25,000,000	24,817,014
5.29%, 11/22/2006	35,000,000	34,891,996
5.3%, 11/8/2006	35,000,000	34,963,931
Mane Funding Corp., 5.27%, 12/18/2006	10,432,000	10,360,225
Monument Gardens Funding LLC, 5.32%, 2/16/2007	15,000,000	14,762,817
Northern Rock PLC, 5.245%, 2/20/2007	35,000,000	34,433,977
Perry Global Funding LLC:
Series A, 5.245%, 12/21/2006	35,000,000	34,745,035
Series A, 5.29%, 12/21/2006	50,000,000	49,632,639
Prudential PLC, 5.25%, 1/4/2007	33,000,000	32,692,000
Scaldis Capital LLC:
5.26%, 1/24/2007	40,000,000	39,509,067
5.36%, 11/3/2006	40,000,000	39,988,089
Simba Funding Corp.:
5.27%, 3/21/2007	21,800,000	21,353,221
5.29%, 12/19/2006	65,000,000	64,541,533
Tango Finance Corp.:
5.24%, 1/25/2007	37,250,000	36,789,135
5.25%, 1/25/2007	20,000,000	19,752,083
The Bear Stearns Companies, Inc., 5.25%, 2/9/2007	40,000,000	39,416,667

Total Commercial Paper (Cost $848,278,545)		848,278,545
Short Term Notes* 27.3%
American Honda Finance Corp., 5.35%, 12/12/2006	55,000,000	55,000,000
BNP Paribas, 5.31%, 10/26/2007	15,000,000	15,000,000
Caja De Ahorros Y Monte De Piedad De Madrid, 5.368%, 10/19/2007	18,000,000	18,000,000
Canadian Imperial Bank of Commerce:
5.39%, 10/26/2007	35,000,000	34,991,729
5.4%, 10/15/2007	45,000,000	45,004,561
Carrera Capital Finance LLC, 5.31%, 8/24/2007	30,000,000	30,000,000
Credit Agricole SA, 5.293%, 6/28/2007	50,000,000	49,984,818
DNB NOR Bank ASA, 5.31%, 10/25/2007	15,000,000	15,000,000
Dorada Finance, Inc., 5.272%, 11/1/2006	125,000,000	125,000,000
General Electric Capital Corp., 5.28%, 10/24/2007	30,000,000	30,000,000
HSBC Finance Corp., 5.31%, 11/6/2007	15,000,000	15,000,000
International Business Machine Corp., 5.33%, 11/8/2007	3,000,000	3,000,000
Intesa Bank Ireland PLC, 5.32%, 10/25/2007	40,000,000	40,000,000
Merrill Lynch & Co., Inc.:
5.285%, 5/14/2007	50,000,000	50,000,000
5.38%, 11/2/2007	25,000,000	25,000,000
5.34%, 11/15/2007	30,000,000	30,000,000
5.362%, 5/29/2007	13,000,000	13,000,000
5.382%, 10/24/2007	25,000,000	25,000,000
Morgan Stanley, 5.382%, 2/5/2007	100,000,000	100,000,000
Natexis Banque Populaires, 5.42%, 8/31/2007	50,000,000	50,000,000
Nordea Bank AB, 5.3%, 11/9/2007	40,000,000	39,998,563
Toyota Motor Credit Corp., 5.31%, 5/14/2007	65,000,000	65,000,000
UniCredito Italiano Bank (Ireland) PLC:
5.33%, 11/9/2007	31,000,000	31,000,000

	5.33%, 11/15/2007			32,000,000	32,000,000

Total Short Term Notes (Cost $936,979,671)					936,979,671
	Master Notes 0.3%
The Bear Stearns Co., Inc., 5.433% *, 11/1/2006 (a) (Cost $10,000,000)				10,000,000	10,000,000
	US Government Sponsored Agencies 1.0%
Federal Home Loan Bank, 5.5%, 8/28/2007				15,000,000	15,000,000
Federal Home Loan Mortgage Corp., 5.35%, 5/25/2007				18,500,000	18,500,000

Total US Government Sponsored Agencies (Cost $33,500,000)					33,500,000
	Guaranteed Investment Contracts 1.4%
New York Life Insurance Co., 5.45% *, 9/18/2007 (Cost $50,000,000)				50,000,000	50,000,000
	Asset Backed 0.7%
Steers Mercury III Trust, 144A, 5.34% *, 5/27/2048 (Cost $24,000,000)				24,000,000	24,000,000
	Promissory Notes 3.5%
Goldman Sachs Group, Inc.:
	5.363% *, 6/25/2007			30,000,000	30,000,000
	5.41% *, 11/10/2006			75,000,000	75,000,000
	5.426% *, 11/13/2006			15,000,000	15,000,000

Total Promissory Notes (Cost $120,000,000)					120,000,000
	Repurchase Agreements 5.6%
BNP Paribas, 5.31%, dated 10/31/2006, to be repurchased at $49,007,228 on 11/1/2006 (b)				49,000,000	49,000,000
Merrill Lynch Government Securities, Inc., 5.31%, dated 10/31/2006, to be repurchased at $141,020,798 on 11/1/2006 (c)				141,000,000	141,000,000
State Street Bank and Trust Co., 4.87%, dated 10/31/2006, to be repurchased at $1,167,158 on 11/1/2006 (d)				1,167,000	1,167,000

Total Repurchase Agreements (Cost $191,167,000)					191,167,000
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 3,402,759,688)				99.2	3,402,759,688
Other Assets and Liabilities, Net				0.8	26,877,348

Net Assets				100.0	3,429,637,036

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2006.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	Reset date; not a maturity date
(b)	Collateralized by:
	Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
	30,760,000	Federal Home Loan Bank	5.125	6/18/2008	31,390,396
	18,206,000	Federal National Mortgage Association	5.25	1/15/2009	18,589,934
	Total Collateral Value				49,980,330
(c)	Collateralized by:
	Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
	35,685,417	Federal Home Loan Mortgage Corp.	5.72-6.32	3/15/2032-8/15/2036	35,499,769
	99,812,536	Federal National Mortgage Association	5.82-6.50	7/15/2027-6/25/2035	108,320,677
	Total Collateral Value				143,820,446
(d)	Collateralized by $1,220,000 U.S. Treasury Bill, 4.95%, maturing on 4/19/2007 with a value of $1,191,330.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 18, 2006